Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed at the Acquisition Date
The fair value of the assets acquired and liabilities assumed at the acquisition date were as follows (in millions):

Identifiable intangible asset:
Noncompete agreements (useful lives of 5 years)	$1.1
Trade names (useful lives of 1 year)	0.7
Certificate of needs (useful lives of 10 years)	1.9
Licenses (useful lives of 10 years)	3.4
Goodwill	41.4
Total assets acquired	48.5
Total liabilities assumed	(0.4)
Net assets acquired	$48.1
The fair value of the assets acquired and liabilities assumed at the acquisition date for CareSouth were as follows (in millions):

Cash and cash equivalents	$0.4
Accounts receivable	10.5
Prepaid expenses and other current assets	2.0
Property and equipment	0.7
Identifiable intangible assets:
Noncompete agreements (useful lives of 3 years)	0.8
Trade name (useful life of 5 years)	2.8
Certificates of need (useful lives of 10 years)	15.6
Licenses (useful lives of 10 years)	13.0
Internal-use software	0.4
Goodwill	143.3
Investment in nonconsolidated subsidiaries	2.2
Total assets acquired	191.7
Liabilities assumed:
Current portion of long-term debt	0.1
Accounts payable	2.7
Accrued payroll	2.4
Other current liabilities	2.8
Long-term debt, net of current portion	0.2
Deferred tax liabilties	9.5
Total liabilities assumed	17.7
Noncontrolling interests	4.3
Net assets acquired	$169.7
The fair value of the assets acquired and liabilities assumed at the acquisition date for Encompass were as follows (in millions):

Cash and cash equivalents	$20.9
Accounts receivable	37.6
Prepaid expenses and other current assets	8.6
Property and equipment	9.6
Identifiable intangible assets:
Noncompete agreements (useful life of 2 to 5 years)	5.6
Trade name (indefinite life)	135.2
Licenses (useful life of 10 years)	58.2
Internal-use software (useful life of 3 years)	3.2
Goodwill	592.5
Other long-term assets	2.1
Total assets acquired	873.5
Current portion of long-term debt	2.0
Accounts payable	0.9
Accrued payroll	25.8
Other current liabilities	18.5
Long-term debt, net of current portion	2.0
Deferred tax liabilities	64.3
Total liabilities assumed	113.5
Redeemable noncontrolling interests	64.5
Net assets acquired	$695.5
The fair value of the assets acquired and liabilities assumed at the acquisition dates for the other inpatient rehabilitation transactions completed in 2015 were as follows (in millions):

Total current assets	$10.1
Property and equipment	42.7
Identifiable intangible assets:
Noncompete agreements (useful lives of 2 to 3 years)	0.1
Trade names (useful lives of 20 years)	0.8
Certificates of need (useful lives of 20 years)	8.8
Licenses (useful lives of 20 years)	0.2
Goodwill	0.7
Total assets acquired	63.4
Total liabilities assumed	(2.7)
Net assets acquired	$60.7
The fair value of the assets acquired and liabilities assumed at the acquisition dates for the other acquisitions completed in 2014 were as follows (in millions):

Total current assets	$12.1
Property and equipment, net	36.9
Identifiable intangible assets:
Noncompete agreements (useful lives of 2 to 3 years)	0.4
Trade names (useful lives of 20 years)	2.9
Certificates of need (useful lives of 20 years)	10.8
Licenses (useful lives of 20 years)	2.1
Goodwill	34.6
Total assets acquired	99.8
Total current liabilities assumed	(7.8)
Total long-term liabilities assumed	(13.4)
Net assets acquired	$78.6
The fair value of the assets acquired and liabilities assumed at the acquisition dates for the other home health and hospice transactions completed in 2015 were as follows (in millions):

Property and equipment	$0.1
Identifiable intangible assets:
Noncompete agreements (useful lives of 2 to 5 years)	1.3
Trade names (useful lives of 1 year)	0.5
Certificates of need (useful lives of 10 years)	4.9
Licenses (useful lives of 10 years)	3.6
Goodwill	20.3
Total assets acquired	30.7
Total liabilities assumed	(0.2)
Net assets acquired	$30.5
The fair value of the assets acquired at the acquisition date were as follows (in millions):

Property and equipment	$5.3
Identifiable intangible assets:
Noncompete agreements (useful lives of 1 to 3 years)	0.4
Trade names (useful lives of 20 years)	1.0
Goodwill	9.4
Total assets acquired	$16.1
The fair value of the assets acquired and liabilities assumed at the acquisition date for Reliant were as follows (in millions):

Cash and cash equivalents	$42.6
Accounts receivable	25.7
Prepaid expenses and other current assets	2.8
Property and equipment	220.6
Identifiable intangible assets:
Noncompete agreements (useful lives of 1 to 2 years)	9.7
Trade names (useful lives of 20 years)	8.9
Certificates of need (useful lives of 20 years)	36.6
Licenses (useful lives of 20 years)	11.4
Goodwill	642.6
Other long-term assets	0.9
Total assets acquired	1,001.8
Liabilities assumed:
Current portion of long-term debt	4.1
Accounts payable	1.7
Accrued payroll	3.7
Other current liabilities	10.8
Long-term debt, net of current portion	205.8
Deferred tax liabilities	3.9
Total liabilities assumed	230.0
Noncontrolling interests	0.4
Net assets acquired	$771.4

Schedule of Noncash or Part Noncash Acquisitions
Information regarding the net cash paid for the acquisition of Reliant is as follows (in millions):

Fair value of assets acquired, net of $42.6 million of cash acquired	$316.6
Goodwill	642.6
Fair value of liabilities assumed	(230.0)
Noncontrolling interests	(0.4)
Net cash paid for acquisition	$728.8
Information regarding the net cash paid for the acquisition of CareSouth is as follows (in millions):

Fair value of assets acquired, net of $0.4 million of cash acquired	$48.0
Goodwill	143.3
Fair value of liabilities assumed	(17.7)
Fair value of noncontrolling interest owned by joint venture partner	(4.3)
Net cash paid for acquisitions	$169.3
Information regarding the net cash paid for other inpatient rehabilitation acquisitions during 2015 is as follows (in millions):

Fair value of assets acquired	$62.8
Goodwill	0.7
Fair value of liabilities assumed	(2.7)
Fair value of noncontrolling interest owned by joint venture partner	(4.2)
Net cash paid for acquisitions	$56.6
Information regarding the net cash paid for all inpatient rehabilitation acquisitions during 2016 is as follows (in millions):

Fair value of assets acquired	$6.7
Goodwill	9.4
Fair value of noncontrolling interest owned by joint venture partner	(16.1)
Net cash paid for acquisition	$—
Information regarding the net cash paid for the acquisition of Encompass is as follows (in millions):

Fair value of assets acquired, net of $20.9 million of cash acquired	$260.1
Goodwill	592.5
Fair value of liabilities assumed	(113.5)
Redeemable noncontrolling interests	(64.5)
Net cash paid for acquisition	$674.6
Information regarding the net cash paid for home health and hospice acquisitions during 2016 is as follows (in millions):

Fair value of assets acquired	$7.1
Goodwill	41.4
Fair value of liabilities assumed	(0.4)
Net cash paid for acquisitions	$48.1
Information regarding the net cash paid for the other home health and hospice acquisitions during 2015 is as follows (in millions):

Fair value of assets acquired	$10.4
Goodwill	20.3
Fair value of liabilities assumed	(0.2)
Net cash paid for acquisitions	$30.5
Information regarding the net cash paid for all other acquisitions during 2014 is as follows (in millions):

Fair value of assets acquired, net of $5.1 million of cash acquired in 2014	$60.1
Goodwill	34.6
Fair value of liabilities assumed	(21.2)
Fair value of noncontrolling interest owned by joint venture partner	(18.3)
Fair value of equity interest prior to acquisition	(35.0)
Net cash paid for acquisitions	$20.2

Summary of Actual and Pro Forma Results of Operations for Acquisitions
The following table summarizes the results of operations of the above 2014 transactions from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2013 (in millions):

	Net Operating Revenues	Net Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2014*	$27.2	$4.0
Combined entity: Supplemental pro forma from 1/01/2014-12/31/2014 (unaudited)	2,799.8	237.5
Combined entity: Supplemental pro forma from 1/01/2013-12/31/2013 (unaudited)	2,627.6	311.3

*	Encompass - Actual amounts are zero due to the acquisition of Encompass on December 31, 2014.
Fairlawn - includes operating results from June 1, 2014 through December 31, 2014
Quillen - includes operating results from November 1, 2014 through December 31, 2014
The following table summarizes the results of operations of the above mentioned transactions from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2014 (in millions):

	Net Operating Revenues	Net Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2015:*
Reliant	$63.7	$11.2
All Other Inpatient	54.7	1.7
CareSouth	19.2	2.5
All Other Home Health and Hospice	17.8	1.2
Combined entity: Supplemental pro forma from 1/01/2015-12/31/2015 (unaudited)	3,479.9	234.0
Combined entity: Supplemental pro forma from 1/01/2014-12/31/2014 (unaudited)	2,851.0	276.9

*	Memorial - includes operating results from April 1, 2015 through December 31, 2015
Cardinal Hill - includes operating results from May 1, 2015 through December 31, 2015
Integrity - includes operating results from March 3, 2015 through December 31, 2015
Harvey - includes operating results from April 15, 2015 through December 31, 2015
Heritage - includes operating results from May 1, 2015 through December 31, 2015
Alliance - includes operating results from June 4, 2015 through December 31, 2015
Southern Utah - includes operating results from July 1, 2015 through December 31, 2015
ORS - includes operating results from July 13, 2015 through December 31, 2015
Reliant - includes operating results from October 1, 2015 through December 31, 2015
CareSouth - includes operating results from November 2, 2015 through December 31, 201
The following table summarizes the results of operations of the above mentioned inpatient rehabilitation hospitals and home health and hospice agencies from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisitions been January 1, 2015 (in millions):

	Net Operating Revenues	Net (Loss) Income Attributable to HealthSouth
Acquired entities only: Actual from acquisition date to December 31, 2016*	$27.4	$(2.2)
Combined entity: Supplemental pro forma from 1/01/2016-12/31/2016 (unaudited)	3,745.6	252.2
Combined entity: Supplemental pro forma from 1/01/2015-12/31/2015 (unaudited)	3,217.1	187.3

*	Hot Springs - includes operating results from February 1, 2016 through December 31, 2016
Camellia - includes operating results from May 1, 2016 through December 31, 2016
Advantage - includes operating results from July 1, 2016 through December 31, 2016
Bryan - includes operating results from August 1, 2016 through December 31, 2016
Broken Arrow - includes operating results from August 1, 2016 through December 31, 2016
Serenity - includes operating results from September 1, 2016 through December 31, 2016
Summit - includes operating results from October 1, 2016 through December 31, 2016
LightHouse - includes operating results from October 1, 2016 through December 31, 2016
Gulf City - includes operating results from November 1, 2016 through December 31, 2016
Honor - includes operating results from November 1, 2016 through December 31, 2016